SEGMENT INFORMATION - Disclosure of revenue from geographic segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEGMENT INFORMATION
Segment profit (loss)	$ 57,075	$ 58,998	$ 49,582
Other expenses	(2,198)	(416)	(548)
Operating loss	(9,006)	(5,166)	(497)
Financial income, net	3,042	6,478	(12,972)
Profit (loss) before taxes on income	(5,964)	1,312	(13,469)
Operating segments
SEGMENT INFORMATION
Segment profit (loss)	(545)	2,625	6,617
Unallocated income and expenses
SEGMENT INFORMATION
Corporate, R&D and other expenses	(6,263)	(7,375)	(6,798)
Other expenses	(2,198)	(416)	(316)
Europe
SEGMENT INFORMATION
Segment profit (loss)	14,067	13,374	17,942
Europe | Operating segments
SEGMENT INFORMATION
Segment profit (loss)	(5,347)	(3,044)	(477)
Israel
SEGMENT INFORMATION
Segment profit (loss)	42,092	45,138	31,190
Israel | Operating segments
SEGMENT INFORMATION
Segment profit (loss)	8,424	8,641	8,266
ROW
SEGMENT INFORMATION
Segment profit (loss)	916	486	450
ROW | Operating segments
SEGMENT INFORMATION
Segment profit (loss)	$ (3,622)	$ (2,972)	$ (1,132)